Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions	Acquisitions
We undertake acquisitions to complement our own internal product development activities. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as our sales force, business service centers, distribution channels and customer relations, to expand sales of an acquired business' products;
use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
2025 Business Combinations
Parse Biosciences, Inc.
On December 2, 2025, we acquired 100% of the shares of Parse Biosciences, Inc. (Parse). Parse, a leading provider of scalable, chemistry-based single-cell solutions was founded in 2018 in Seattle, Washington. Its proprietary Evercode™
platform enables instrument-free, high-throughput RNA workflows with unmatched flexibility and ease of use. The company also offers the cloud-based Trailmaker™ software suite for intuitive data analysis and GigaLab, a service platform capable of processing large-scale projects. Parse serves more than 3,000 customers in over 40 countries.
The cash consideration totaled $229.1 million. Of this amount, $33.0 million was retained in an escrow account as of
December 31, 2025 which is available to cover working capital adjustments and claims for breach of any representations, warranties or indemnities. The acquisition included contingent consideration which is recorded as part of the purchase price based on the acquisition date fair value. Under the purchase agreement, potential contingent payments through
2027 total $55.0 million, of which the fair value of $13.4 million was recorded as purchase price. The fair value was initially estimated using a Monte Carlo option pricing model with inputs based on the business plan and historical peer‑group data and subsequently measured using a probability‑weighted discounted cash flow model applying a weighted‑average cost of capital of 11.4% to 11.8%.
We incurred $4.5 million acquisition related costs to effect the business combination during the year ended December 31,
2025 which is included in restructuring, acquisition, integration and other, net.
The allocation of the purchase price is preliminary and not yet finalized. The preliminary allocation of the purchase price is based upon preliminary estimates which used information that was available to management at the time the consolidated financial statements were prepared and these estimates and assumptions are subject to change within the measurement period, up to one year from the acquisition date. Accordingly, the allocation may change. We continue to gather information about the fair value of all assets and liabilities, including intangible assets acquired, and the related deferred taxes.
The preliminary purchase price allocation for Parse Biosciences, Inc. as of December 2, 2025 is as follows:

(in thousands)	As of December 2, 2025

Purchase Price:
Cash consideration	$229,147
Fair value of contingent consideration	13,400
$242,547

Preliminary Allocation:
Cash	$4,552
Accounts receivable	3,540
Inventories	6,057
Prepaid expenses and other current assets	2,011
Accounts payable	(947)
Accruals and other current liabilities	(6,900)
Other long-term liabilities	(11,303)
Fixed and other long-term assets	16,124
Developed technology	60,700
Trade name	2,200
Customer base	38,100
Other intellectual property	19
Goodwill	139,828
Deferred tax asset	14,375
Deferred tax liability on fair value of identifiable intangible assets acquired	(25,809)
$242,547
The weighted average amortization period for the acquired intangibles is 14.8 years. The goodwill acquired is not deductible for tax purposes.
At the acquisition date, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired company from the acquisition date.
Revenue and earnings in the reporting period since the acquisition date have not been significant. The acquisition did not have a material impact to net sales, net income or earnings per common share and therefore no pro forma information has been provided herein.
GNX Data Systems Ltd.
On May 23, 2025, we acquired 100% of the shares of GNX Data Systems Ltd. (doing business as Genoox), a privately held company based in Tel Aviv, Israel. Genoox provides a cloud-based AI platform that connects clinicians, genetic counselors, and healthcare organizations, allowing them to extract actionable insights from genomic data. The cash consideration paid, net of cash acquired was $66.6 million. The acquisition included contingent consideration totaling
$10.0 million, which is recorded as part of the purchase price based on the acquisition date fair value of $4.6 million using a probability-weighted analysis of the future milestones applying a discount rate of 11.4%. Potential contingent payments are due through 2026.
The acquisition is not significant to the overall consolidated financial statements. At the acquisition date, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired company from the acquisition date. As of December 31, 2025, the allocation of the purchase price was preliminary as we continue to gather information about the fair value of all assets and liabilities, including intangible assets acquired, and the related deferred taxes. As of December 31, 2025 and based on preliminary values, the intangible assets other than goodwill and goodwill acquired, totaled $33.5 million and $48.1 million, respectively. The acquisition did not have a material impact to net sales, net income or earnings per common share and therefore no pro forma information has been provided herein.